Investment in equity investee (Details) (Beijing HQS, Wuhan Didi, CNY) In Millions, unless otherwise specified	Oct. 31, 2014
Beijing HQS | Wuhan Didi
Investment in equity investee
Cash consideration paid upon the closing of the transaction	11.0
Percentage of economic interests held	20.00%